Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Zhangmen Education Inc.
Trading Symbol	ZMENY
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001838937
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40455
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.1666 North Sichuan Road
Entity Address, Address Line Two	Hongkou District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200080
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share*
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	No.1666 North Sichuan Road
Entity Address, Address Line Two	Hongkou District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200080
Entity Address, Country	CN
Contact Personnel Name	Yi Zhang
City Area Code	+86
Local Phone Number	16628513671
Contact Personnel Email Address	law@zhangmen.com
Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1,440,382,877
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1,245,504,866
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	194,878,011